Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities
14.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Employee related liabilities	467	375
Employee compensated absences	164	138
Taxes other than income taxes	58	53
Advances	75	63
Derivative instruments	2	7
Provision for restructuring	4	10
Defined benefit plans – current portion	9	10
Defined contribution plans – accrued benefits	23	20
Other long-term employee benefits – current portion	4	7
Royalties	24	21
Current lease liabilities	54	55
Deferred consideration for business combinations	—	10
Others	82	62
Total	966	831

Derivative instruments are further described in Note 28.

Other payables and accrued liabilities include individually insignificant amounts as at December 31, 2020 and December 31, 2019, presented cumulatively in line “Others”.